Ordinary Shares - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Class of Stock [Line Items]
Ordinary shares, shares authorized				500,000,000
Ordinary shares, Conversion basis	Each Class B ordinary share is convertible into one Class A ordinary share. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.
Authorized share capital				$ 50,000
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	400,000,000			400,000,000
Ordinary shares, par or stated value per share	$ 0.0001			$ 0.0001
Issue of shares		30,000,000	30,000,000
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	Each Class A ordinary share entitles the holder to one vote	Each Class A ordinary share entitles the holder to one vote	Each Class A ordinary share entitles the holder to one vote
Common Stock Shares Outstanding	128,227,316
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized				100,000,000
Ordinary shares, par or stated value per share	$ 0.0001			$ 0.0001
Ordinary shares, Voting Rights Ordinary shares,Voting Rights	each Class B ordinary share entitles the holder to twenty votes	each Class B ordinary share entitles the holder to twenty votes	each Class B ordinary share entitles the holder to twenty votes
Common Stock Shares Outstanding	24,734,013